Revenue (Tables)	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Change in Contract with Customer, Asset and Liability	Changes in our contract balances during the period are as follows:

(in thousands of $)	Contract assets (1)	Contract liabilities (2)
Opening balance on January 1, 2020	18,656	(27,076)
Payments received for services billed	(17,735)	—
Services provided and billed in current period	168,602	—
Payments received for services billed in current period	(151,078)	—
Amortization of deferred commissioning period revenue	—	3,165
Closing balance on September 30, 2020	18,445	(23,911)
(1) Relates to management fee revenue and liquefaction services revenue, see a) and b) below.
(2) Relates to liquefaction services revenue, see b) below.

Disaggregation of Revenue

	Nine months ended September 30,
(in thousands of $)	2020	2019
Base tolling fee (1)	153,376	153,376
Amortization of deferred commissioning period revenue billing (2)	3,165	3,165
Amortization of Day 1 gain (3)	7,463	7,463
Other	(432)	(432)
Total	163,572	163,572
(1) The LTA bills at a base rate in periods when the oil price is $60 or less per barrel (included in "Liquefaction services revenue" in the consolidated statements of loss), and at an increased rate when the oil price is greater than $60 per barrel (recognized as a derivative and included in "Realized and unrealized (loss)/gain on oil derivative instrument" in the consolidated statements of loss, excluded from revenue and from the transaction price).
(2) Customer billing during the commissioning period, prior to vessel acceptance and commencement of the contract term, of $33.8 million is considered an upfront payment for services. These amounts billed are deferred (included in "Other current liabilities" and "Other non-current liabilities" in the consolidated balance sheets) and recognized as part of "Liquefaction services revenue" in the consolidated statements of loss evenly over the contract term.
(3) The Day 1 gain was established when the oil derivative asset was initially recognized in December 2017 for $79.6 million (recognized in "Other current liabilities" and "Other non-current liabilities" in the consolidated balance sheets). This amount is amortized and recognized as part of "Liquefaction services revenue" in the consolidated statements of loss evenly over the contract term.